Revenue - Components (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 51,993	$ 45,642	$ 102,555	$ 81,903
First-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,826	23,629	45,896	41,409
Third-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,490	18,583	46,681	34,555
Value-added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,850	1,147	3,534	1,732
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,490	1,852	5,658	3,352
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 337	$ 431	$ 786	$ 855